Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of sensitivity test to possible changes in USD/NIS exchange rate
Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	2	5	106	(5)	(2)
Other current assets	9	22	440	(22)	(9)
Accounts payable	(18)	(45)	(903)	45	18
Other payables	(20)	(49)	(985)	49	20
Post-employment benefit liabilities	(2)	(5)	(101)	5	2
Total income (loss)	(29)	(72)		72	29

Schedule of financial instruments measured at fair value

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial assets
Loan	-	-	2,000	2,000

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants (see Note 9D(2))	-	-	554	554

Schedule of fair value measurement
Financial instrument	Valuation method for determining fair value	Significant unobservable inputs

For the year ended December 31, 2019
Warrants	Black - Scholes	expected term	4.02-4.83 years
		expected volatility	99%
		annual risk free interest	1.95%
		dividend yield	0%
For the year ended December 31, 2018
Warrants	Black - Scholes	expected term	4.9 years
		expected volatility	97.29%
		annual risk free interest	2.51%
		dividend yield	0%